Financial Instruments (Details) - Schedule of Foreign Currency Exposures - Foreign currency exposures [Member] - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Foreign Currency Exposures [Line Items]
Cash	$ 5,120,718	$ 216,871
Marketable Securities - Current	22,333,093	3,162,362
Accounts payable and accrued liabilities	(351,193)	(2,890,582)
Total	$ 27,102,618	$ 488,651